Commitment and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Lease term	20 years
Lease expiration	Jul. 31, 2021
Mortgage amount	$ 1,307,000
Rental and equipment lease expenses	213,600	$ 211,000
March 26, 2019 [Member]
Settlement amount	$ 40,000